SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENTS
Summary of the activity under the share option scheme

A summary of the activity for the options granted under the 2013 Share Option Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2022	38,366,108	0.07	0.86	6.01	6,972
Forfeited	(1,147,119)	0.07	1.84	—	—
Exercised	(4,363,286)	0.07	0.63	—	—
Outstanding, December 31, 2023	32,855,703	0.07	0.85	5.01	5,864
Vested and expected to vest at December 31, 2023	32,855,703	0.07	0.85	5.01	5,864
Exercisable at December 31, 2023	27,962,196	0.07	0.68	4.68	4,994

Summary of the activity for the options issued under the share award scheme

A summary of the activity for the options granted under the 2013 Share Award Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2022	17,068,100	0.87	0.31	6.97	—
Forfeited	(2,611,210)	0.87	0.29	—	—
Outstanding, December 31, 2023	14,456,890	0.87	0.32	5.97	—
Vested and expected to vest at December 31, 2023	14,456,890	0.87	0.32	5.97	—
Exercisable at December 31, 2023	12,391,620	0.87	0.31	5.96	—

Schedule of assumptions used to estimate the fair value of the share options

The assumptions used to estimate the fair value of the share options granted for the years ended December 31, 2021 and 2022 are as follows:

For the year ended December 31
	2021	2022
Risk-free rate	1.13%-1.62%	1.75%-2.93%
Expected volatility range	36.28%-38.03%	35.62%-46.22%
Exercise multiple	2.20-2.80	2.20-2.80
Fair market value per ordinary share as at valuation dates	US$1.97-US$3.49	US$0.24-US$0.73

Summary of acquisition date fair value of each share-based award is estimated

The acquisition date fair value of each Camelot Award is estimated using the binomial tree option pricing model with the following assumptions:

2021
Risk-free rate	0.21%
Expected volatility	50.56%
Exercise multiple	2.20
Fair market value per ordinary share as at valuation dates	RMB23.00

Summary of the amount of share-based compensation expense included in each of the relevant financial statement line items

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cost of revenues	17,481	15,618	9,757	1,374
Selling and marketing expenses	72,594	68,562	6,977	983
General and administrative expenses	193,886	187,843	114,766	16,164
Research and development expenses	150,389	87,812	50,145	7,063
	434,350	359,835	181,645	25,584

2013 Share Award Scheme
SHARE-BASED PAYMENTS
Summary of the activity for the restricted shares issued under the share award scheme

A summary of the activity for the restricted shares issued under the 2013 Share Award Scheme is stated below:

	Number of	Weighted-average
	shares	grant-date fair value
		US$
Outstanding, December 31, 2022	30,148,902	1.33
Vested	(9,271,339)	1.08
Forfeited	(7,740,183)	1.45
Outstanding, December 31, 2023	13,137,380	1.22
Expected to vest at December 31, 2023	13,137,380	1.22

2021 Share Award Scheme
SHARE-BASED PAYMENTS
Summary of the activity for the options issued under the share award scheme

In November 2021, the Company adopted the 2021 Share Award Scheme. A summary of the activity for the restricted shares with option features (the “RSUs”) issued under the 2021 Share Award Scheme is stated below:

			Weighted-
			average	Weighted-
		Weighted-	grant-	average	Aggregate
	Number of	average exercise	date	remaining	intrinsic
	the RSUs	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2022	104,003,481	0.01	0.32	9.44	25,786
Granted	154,646,877	0.01	0.27	—	—
Exercised	(40,048,900)	0.01	0.28	—	—
Forfeited	(12,449,108)	0.01	0.37	—	—
Outstanding, December 31, 2023	206,152,350	0.01	0.29	9.38	54,682
Vested and expected to vest at December 31, 2023	206,152,350	0.01	0.29	9.38	54,682
Exercisable at December 31, 2023	63,021,373	0.01	0.26	9.23	15,251